Trinity Acquisition-Schedule of Activity Under the Future Receivable Obligation (Details)	3 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Activity Under the Future Receivable Obligation [Line Items]
April 1, 2026	$ 16,113,228
Payments made	(16,052,804)
Interest amortized	3,590,302
June 30, 2026	$ 3,650,726